FAIR VALUE MEASUREMENTS (Schedule of Quantitative Information about Level 3 Fair Value Measurements of Property and Equipment, Other Non-current Assets and Intangible Assets) (Details) - CNY (¥)
¥ in Thousands
	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017
Unobservable inputs
Terminal growth rate (as a percent)			3.00%
Minimum [Member]
Unobservable inputs
Discount rate (as a percent)			16.00%
Maximum [Member]
Unobservable inputs
Discount rate (as a percent)			17.00%
Nonrecurring [Member] | Relief-from-royalty method [Member]
Unobservable inputs
Terminal growth rate (as a percent)	3.00%	3.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Minimum [Member]
Unobservable inputs
Royalty rate (as a percent)	1.00%	0.00%
Discount rate (as a percent)	16.00%	16.00%
Nonrecurring [Member] | Relief-from-royalty method [Member] | Maximum [Member]
Unobservable inputs
Royalty rate (as a percent)	6.00%	9.00%
Discount rate (as a percent)	17.00%	22.00%
Nonrecurring [Member] | Level 3 [Member] | Relief-from-royalty method [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Intangible assets	¥ 91,249	¥ 115,941